Information on staff and remuneration - 2019 Long-term incentive program (Details) - EquityInstruments		12 Months Ended
	Jun. 13, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Information on staff and remuneration
Number of warrants, outstanding at the beginning of the period		1,709,912	1,853,359
Number of warrants, outstanding at the end of the period		2,019,368	1,709,912
Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program
Disclosure of Information on staff and remuneration
Number of warrants, outstanding at the beginning of the period		0	0
Number of warrants, outstanding at the end of the period		27,466	0
Outstanding Performance Share Units (PSUs) under the LTIP 2019 program
Disclosure of Information on staff and remuneration
Number of warrants, outstanding at the beginning of the period		19,765	0
Number of warrants, outstanding at the end of the period		19,765	19,765
2019 Long-term incentive program
Disclosure of Information on staff and remuneration
Maximum percentage of PSUs expected to grant annually		10.00%
Number of warrants, granted during the period	22,915
Number of warrants, outstanding at the end of the period		19,765
2019 Long-term incentive program | Outstanding Restricted Share Units (RSUs) under the LTIP 2019 program
Disclosure of Information on staff and remuneration
Number of warrants, outstanding at the beginning of the period		0	0
Number of warrants, granted during the period		27,466	0
Number of warrants, exercised or vested		0	0
Number of warrants, forfeited during the period		0	0
Number of warrants, outstanding at the end of the period		27,466	0
2019 Long-term incentive program | Outstanding Performance Share Units (PSUs) under the LTIP 2019 program
Disclosure of Information on staff and remuneration
Number of warrants, outstanding at the beginning of the period		19,765	0
Number of warrants, granted during the period		0	22,915
Number of warrants, exercised or vested		0	0
Number of warrants, forfeited during the period		0	(3,150)
Number of warrants, outstanding at the end of the period		19,765	19,765